Post-employment Benefits (Details 10) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Increase By 0.5% [Member]
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	R$ 9,055,963
Impacts on the obligations of healthcare program	1,264,862
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	1,443,086
Impact on cost of service for the following financial year of healthcare program	7,936
Sensitivity of the service cost
Impacts on the obligations of the pension	1,389
Impacts on the obligations of healthcare program	5,993
Decrease In 0.5% [Member]
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	9,803,748
Impacts on the obligations of healthcare program	1,440,977
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	1,262,556
Impact on cost of service for the following financial year of healthcare program	5,955
Sensitivity of the service cost
Impacts on the obligations of the pension	1,935
Impacts on the obligations of healthcare program	R$ 7,894